Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.1%

Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC:
Series 2017-1A, Class C, 8.00%, 9/20/49(1)	$5,870	$ 5,049,006
Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,085	2,104,065
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	948	961,185
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,240	1,300,943
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,800	4,361,333
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,665	1,260,608
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	2,275	2,293,960
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	2,615	2,640,258
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	631	645,528
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	80	82,750
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	33	32,848
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	175	167,840
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	3,811	3,725,434
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	3,091	3,069,406
Series 2014-2, Class B, 5.44%, 7/20/44(1)	171	166,105
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	265	271,771
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	912	861,282
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,997	2,940,928
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,809	1,794,856
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	814	687,905
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,313	2,272,087
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,515	2,490,160
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,361	1,380,624
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,875	1,912,676
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,084	2,107,873
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,570,002
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,318,265
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,582,285
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,452	1,366,153
Total Asset-Backed Securities (identified cost $53,947,040)		$52,418,136

Collateralized Mortgage-Backed Obligations — 10.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 4,463,262
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(2)	337	347,223
Series 2017-M13, Class A2, 2.939%, 9/25/27(2)	4,150	4,650,544
Series 2018-M4, Class A2, 3.045%, 3/25/28(2)	4,167	4,723,837
Series 2018-M8, Class A2, 3.325%, 6/25/28(2)	923	1,058,170
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	2,420	2,914,733
Series 2019-M1, Class A2, 3.555%, 9/25/28(2)	5,005	5,891,977
Series 2019-M9, Class A2, 2.937%, 4/25/29(2)	1,920	2,128,918
Series 2019-M22, Class A2, 2.522%, 8/25/29	12,300	13,494,795
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	8,502,969
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	4,388,494
Total Collateralized Mortgage-Backed Obligations (identified cost $48,051,235)		$52,564,922

Corporate Bonds — 58.9%

Security	Principal Amount (000's omitted)*		Value
Basic Materials — 1.0%
LG Chem, Ltd.:
3.25%, 10/15/24(1)		1,550	$ 1,649,590
3.625%, 4/15/29(1)		3,125	3,402,039
			$ 5,051,629
Communications — 0.9%
Verizon Communications, Inc., 3.875%, 2/8/29		3,980	$ 4,716,916
			$ 4,716,916
Consumer, Cyclical — 0.3%
Toyota Motor Credit Corp., 2.15%, 2/13/30		1,500	$1,579,347
			$1,579,347
Consumer, Non-cyclical — 3.5%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	$2,519,204
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,343,517
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	9,350	10,616,964
PepsiCo, Inc., 2.875%, 10/15/49		3,200	3,470,000
			$17,949,685
Energy — 3.1%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$2,565,230

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Energy (continued)
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)		1,980	$ 1,997,117
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		10,700	10,885,217
5.00%, 1/31/28(1)		867	908,022
			$ 16,355,586
Financial — 26.7%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24		2,364	$ 2,615,690
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(4)		5,888	6,198,140
3.499% to 5/17/21, 5/17/22(4)		7,282	7,455,971
Bank of Nova Scotia (The), 2.375%, 1/18/23		6,600	6,874,954
Boston Properties, L.P., 3.40%, 6/21/29		2,700	2,982,483
Citigroup, Inc.:
0.50%, 1/29/22(3)	EUR	14,064	15,888,182
1.678% to 5/15/23, 5/15/24(4)		7,075	7,217,789
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	1,460,490
Credit Agricole Corporate & Investment Bank S.A., 2.062%, (3 mo. USD LIBOR + 0.625%), 10/3/21(5)		9,556	9,568,180
DBS Group Holdings Ltd., 1.611%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(5)		3,640	3,640,477
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	1,500	1,726,369
Digital Euro Finco LLC, 2.50%, 1/16/26(3)	EUR	8,700	10,584,602
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)		10,000	10,219,800
6.00%, 4/15/25(1)		76	79,753
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)(6)		7,600	7,626,906
4.625%, 1/6/26(1)		2,175	2,552,091
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)(6)		5,200	5,212,009
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23		1,100	1,155,927
National Australia Bank, Ltd., 3.625%, 6/20/23		1,867	2,030,574
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		8,000	8,490,742
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	7,400,346
Prudential Financial, Inc., 1.50%, 3/10/26		2,000	2,044,942
Regency Centers, L.P., 3.75%, 6/15/24		1,500	1,579,097
Royal Bank of Canada, 0.25%, 5/2/24(3)	EUR	8,600	9,674,667
Welltower, Inc., 2.70%, 2/15/27		4,000	4,159,883
			$138,440,064
Government - Multinational — 5.4%
Asian Development Bank:
1.875%, 8/10/22		1,500	$1,550,710
2.125%, 3/19/25		750	809,312
2.375%, 8/10/27		750	838,343
3.125%, 9/26/28		800	945,572
Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
European Bank for Reconstruction & Development, 1.625%, 9/27/24		2,000	$ 2,100,498
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	4,635,779
2.375%, 5/24/27		3,965	4,430,151
2.50%, 10/15/24		1,000	1,090,584
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,244,660
3.125%, 11/20/25		4,150	4,722,904
International Finance Corp., 2.125%, 4/7/26		1,500	1,637,256
Nordic Investment Bank, 2.25%, 9/30/21		950	973,034
			$27,978,803
Industrial — 3.6%
Owens Corning, 3.95%, 8/15/29		10,417	$11,365,164
Xylem, Inc.:
1.95%, 1/30/28		5,100	5,153,345
2.25%, 1/30/31		2,142	2,158,862
			$18,677,371
Technology — 1.9%
Apple, Inc., 0.50%, 11/15/31	EUR	7,238	$8,311,491
NXP B.V./NXP Funding, LLC NXP USA, Inc., 3.40%, 5/1/30(1)		1,411	1,521,427
			$9,832,918
Utilities — 12.5%
Avangrid, Inc.:
3.15%, 12/1/24		4,913	$5,310,406
3.80%, 6/1/29		7,600	8,838,214
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		2,047	2,089,741
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30		1,333	1,520,068
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR	4,250	4,933,289
1.125%, 9/16/26(3)	EUR	4,100	4,840,535
MidAmerican Energy Co.:
3.15%, 4/15/50		850	938,564
3.65%, 8/1/48		3,570	4,242,178
4.25%, 7/15/49		2,390	3,107,207
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		1,825	1,829,754
4.50%, 9/15/27(1)(7)		4,782	5,012,660
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		3,782	3,824,229
Northern States Power Co., 2.60%, 6/1/51		5,600	5,663,122
NSTAR Electric Co., 3.25%, 5/15/29		2,500	2,840,374

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
Public Service Co. of Colorado:
3.20%, 3/1/50	4,500	$ 5,038,021
3.70%, 6/15/28	1,978	2,299,720
4.10%, 6/15/48	1,000	1,259,387
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,576,753
		$ 65,164,222
Total Corporate Bonds (identified cost $291,181,124)		$305,746,541

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(8)(9)	$1,196	$ 1,178,437
Total High Social Impact Investments (identified cost $1,196,055)		$ 1,178,437

Preferred Stocks — 0.9%

Security	Shares	Value
Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,523,520
Series A2, 6.375%(7)	169,100	3,065,783
Total Preferred Stocks (identified cost $6,575,394)		$ 4,589,303

Sovereign Government Bonds — 9.0%

Security	Principal Amount (000's omitted)*		Value
Chile Government International Bond, 2.55%, 1/27/32		2,500	$ 2,603,913
French Republic Government Bond OAT, 1.75%, 6/25/39(1)(3)	EUR	12,090	17,298,837
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/29		2,200	2,385,044
Municipality Finance PLC:
0.05%, 9/6/29(3)	EUR	3,750	4,288,964
1.375%, 9/21/21(1)		3,500	3,545,340
Nacional Financiera SNC, 3.375%, 11/5/20(1)		750	752,745
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	2,408,532
2.375%, 3/24/26(1)		1,700	1,863,152
Security	Principal Amount (000's omitted)*		Value
Nederlandse Waterschapsbank NV: (continued)
3.125%, 12/5/22(1)		500	$ 532,421
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	2,444,832
2.65%, 2/5/25	CAD	5,000	3,992,192
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,384,478
Total Sovereign Government Bonds (identified cost $43,894,939)			$ 46,500,450

Taxable Municipal Obligations — 5.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 9,558,977
		$ 9,558,977
Water and Sewer — 3.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 2,400,963
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(10)	150	181,382
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	620	633,336
2.184%, 9/1/31	500	510,305
2.264%, 9/1/32	445	454,447
2.344%, 9/1/33	1,445	1,477,585
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(10)	605	952,445
New York Environmental Facilities Corp., Green Bonds, 2.25%, 7/15/20	1,070	1,070,578
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	11,420,522
		$19,101,563
Total Taxable Municipal Obligations (identified cost $25,990,516)		$28,660,540

U.S. Government Agencies and Instrumentalities — 2.4%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$4,430	$ 4,617,403
2.36%, 10/15/29	2,870	3,067,563

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.: (continued)
3.16%, 6/1/33	$173	$ 195,765
3.22%, 9/15/29	711	789,083
3.52%, 9/20/32	3,324	3,786,669
Total U.S. Government Agencies and Instrumentalities (identified cost $11,507,847)		$ 12,456,483

U.S. Government Agency Mortgage-Backed Securities — 0.8%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, with maturity at 6/1/26	$1,862	$ 2,037,575
Pool #AN1909, 2.68%, with maturity at 7/1/26	2,000	2,190,438
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,918,775)		$ 4,228,013

Short-Term Investments — 2.3%
Other — 2.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(11)	11,662,494	$ 11,662,494
Total Other (identified cost $11,662,494)		$ 11,662,494
Securities Lending Collateral — 0.0%(12)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(13)	83,250	$ 83,250
Total Securities Lending Collateral (identified cost $83,250)		$ 83,250
Total Short-Term Investments (identified cost $11,745,744)		$ 11,745,744
Total Investments — 100.2% (identified cost $498,008,669)		$520,088,569
Other Assets, Less Liabilities — (0.2)%		$ (847,419)
Net Assets — 100.0%		$519,241,150

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $145,411,978, which represents 28.0% of the net assets of the Fund as of June 30, 2020.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(3)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $84,488,188 or 16.3% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(6)	When-issued security.
(7)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $225,958 and the total market value of the collateral received by the Fund was $233,265, comprised of cash of $83,250 and U.S. government and/or agencies securities of $150,015.
(8)	Affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $1,178,437, which represents 0.2% of the net assets of the Fund as of June 30, 2020.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(12)	Amount is less than 0.05%.
(13)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	73.6%
Canada	5.3
Netherlands	5.2
France	5.2
Other (less than 3.0% each)	10.7
Total	100.0%

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,482,627	USD	1,632,681	State Street Bank and Trust Company	8/31/20	$35,230	$ —
USD	1,416,460	AUD	2,144,812	State Street Bank and Trust Company	8/31/20	—	(64,034)
USD	10,193,106	CAD	14,038,675	State Street Bank and Trust Company	8/31/20	—	(149,038)
USD	7,487,365	EUR	6,586,539	State Street Bank and Trust Company	8/31/20	77,705	—
USD	1,646,756	EUR	1,482,627	State Street Bank and Trust Company	8/31/20	—	(21,156)
USD	1,630,917	EUR	1,482,627	State Street Bank and Trust Company	8/31/20	—	(36,994)
USD	92,548,955	EUR	84,034,374	State Street Bank and Trust Company	8/31/20	—	(1,987,211)
						$112,935	$(2,258,433)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	47	Long	9/30/20	$10,378,922	$2,961
U.S. Long Treasury Bond	(57)	Short	9/21/20	(10,178,062)	(66,904)
U.S. Ultra 10-Year Treasury Note	(146)	Short	9/21/20	(22,992,719)	(139,422)
U.S. Ultra-Long Treasury Bond	(15)	Short	9/21/20	(3,272,344)	(147,216)
					$(350,581)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,196,055

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2020, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $12,840,931, which represents 2.5% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$149,206	$ —	$(150,000)	$ —	$794	$ —	$438	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,196,055	—	—	(17,618)	1,178,437	9,718	1,196,055
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	32,408,892	(20,746,398)	—	—	11,662,494	1,234	11,662,494
Totals				$ —	$(16,824)	$12,840,931	$11,390

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,418,136	$ —	$52,418,136
Collateralized Mortgage-Backed Obligations	—	52,564,922	—	52,564,922
Corporate Bonds	—	305,746,541	—	305,746,541
High Social Impact Investments	—	1,178,437	—	1,178,437
Preferred Stocks	4,589,303	—	—	4,589,303
Sovereign Government Bonds	—	46,500,450	—	46,500,450
Taxable Municipal Obligations	—	28,660,540	—	28,660,540
U.S. Government Agencies and Instrumentalities	—	12,456,483	—	12,456,483
U.S. Government Agency Mortgage-Backed Securities	—	4,228,013	—	4,228,013
Short-Term Investments:
Other	—	11,662,494	—	11,662,494
Securities Lending Collateral	83,250	—	—	83,250
Total Investments	$4,672,553	$515,416,016	$ —	$520,088,569
Forward Foreign Currency Exchange Contracts	$ —	$112,935	$ —	$112,935
Futures Contracts	2,961	—	—	2,961
Total	$4,675,514	$515,528,951	$ —	$520,204,465

Calvert
Green Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(2,258,433)	$ —	$(2,258,433)
Futures Contracts	(353,542)	—	—	(353,542)
Total	$(353,542)	$(2,258,433)	$ —	$(2,611,975)
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.